TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
TRANSACTIONS WITH RELATED PARTIES
Schedule of transactions with related parties

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME

Federal Government	Customers	22,673	—	—	2,245	—	—
	Other Assets	3,300	—	—	1,991	—	—
	Suppliers (BR Distribuidora)	—	5,108,628	—	—	5,937,476	—
	Reimbursement Obligations (RBNI)	—	—	—	—	700,582	—
	Other revenues	—	—	51,708	—	—	51,403

		25,973	5,108,628	51,708	4,236	6,638,058	51,403

Federal Government - BNDES	Loans and Financing Payable	—	8,738,156	—	—	10,647,232	—

		—	8,738,156	—	—	10,647,232	—

Federal Government - Banco da Amazônia	Loans and Financing Payable	—	566,038	—	—	647,787	—

		—	566,038	—	—	647,787	—

Federal Government - Banco do Brasil	Loans and Financing Payable	—	5,184,096	—	—	3,108,658	—

		—	5,184,096	—	—	3,108,658	—

Federal Government - Caixa Econômica Federal	Loans and Financing Payable	—	9,320,284	—	—	10,432,241	—

		—	9,320,284	—	—	10,432,241	—

Federal Government - FIDC	Loans and Financing Payable	—	666,401	—	—	—	—

		—	666,401	—	—	—	—

Federal Government - Global Reversal Reserve	Loans and Financing Payable	—	7,420,021	—	—	6,647,839	—

		—	7,420,021	—	—	6,647,839	—

Tesouro Nacional	Reimbursement obligations - Itaipu	—	2,598,348	—	—	2,705,947	—

		—	2,598,348	—	—	2,705,947	—

Norte Brasil Transmissora	Customers	—	—	—	203	—	—
	Other liabilities	122	—	—	—	—	—
	Service provision revenue	—	992	—	—	1,538	—
	Service provision revenue	—	—	1,098	—	—	1,035
	Fees for use of electricity network	—	—	(12,067)	—	—	(14,267)

		122	992	(10,969)	203	1,538	(13,232)

ETAU	JCP / Dividends receivable	3,163	—	—	5,616	—	—
	Service provision revenues	—	—	1,001	—	—	928

		3,163	—	1,001	5,616	—	928

ESBR	Customers	14,846	—	—	9,487	—	—
	Advance for future capital increase	734,400	—	—	535,200	—	—
	Suppliers	—	—	—	—	17,630	—
	Energy purchased for resale	—	19,660	—	—	17,206	—
	Service provision revenue	—	—	54,824	—	—	—
	Expenditure on energy purchased	—	—	(402,578)	—	—	(399,299)
	Revenue from use of electric power	—	—	—	—	—	48,206
	Other Revenues	—	—	3,677	—	—	7,369
	Other Expenses	—	—	—	—	—	(15,484)

		749,246	19,660	(344,077)	544,687	34,836	(359,208)

Costa Oeste	JCP / Dividends receivable	—	—	—	300	—	—

		—	—	—	300	—	—

TSBE - Transmissora Sul Brasileira de Energia S.A.	Dividends / JCP receivable	—	—	3,626	—	—	2,736

		—	—	3,626	—	—	2,736

Marumbi	Advance for future capital increase	—	—	—	880	—	—
	Dividends / JCP receivable	—	—	—	961	—	—
	Fees for use of electricity network	—	—	—	—	—	—

		—	—	—	1,841	—	—

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
TDG	Accounts receivable	231	—	—	225	—	—
	Advance for future capital increase	101,000	—	—	101,000	—	—
	Suppliers	—	—	—	—	115	—
	Service provision revenues	—	—	2,715	—	—	2,688
	Fees for use of electricity network	—	—	(1,155)	—	—	(1,432)

		101,231	—	1,560	101,225	115	1,256

Manaus Transmissão	Dividends / JCP receivable	1,993	—	—	3,934	—	—
	Advance for future capital increase	415	—	—	415	—	—
	Other assets	1,067	—	—	1,067	—	—
	Suppliers	—	—	—	—	1,994	—
	Other liabilities	—	597	—	—	—	—
	Fees for use of electricity network	—	—	(15,387)	—	—	(1,679)

		3,475	597	(15,387)	5,416	1,994	(1,679)

Madeira Energia	Other accounts receivable	358,084	—	—	359,959	—	—
	Financial Revenue	—	—	5,693	—	—	55,759
	Other Expenses	—	—	(220,105)	—	—	—
	Financial Expenses	—	—	(7,568)	—	—	—

		358,084	—	(221,980)	359,959	—	55,759

IE Madeira	Dividends / JCP receivable	20,737	—	—	30,630	—	—
	Suppliers	—	1,327	—	—	1,547	—
	Accounts payable	—	411	—	—	335	—
	Service provision revenues	—	—	513	—	—	199
	Other expenses (revenues)	—	—	(3,621)	—	—	—
	Fees for use of electricity network	—	—	(41,016)	—	—	(51,903)

		20,737	1,738	(44,124)	30,630	1,882	(51,704)

Manaus Construção	Dividends / JCP receivable	9,229	—	—	9,178	—	—

		9,229	—	—	9,178	—	—

STN	Accounts receivable	309	—	—	304	—	—
	Dividends / JCP receivable	7,839	—	—	8,974	—	—
	Suppliers	—	—	—	—	842	—
	Service provision revenues	—	—	3,690	—	—	3,503
	Fees for use of electricity network	—	—	(8,267)	—	—	(9,887)

		8,148	—	(4,577)	9,278	842	(6,384)

INTESA - Integração Transmissora de Energia S.A.	Dividends / JCP receivable	1,241	—	—	1,172	—	—
	Customers	—	—	—	548	—	—
	Other assets	371	—	—	—	—	—
	Suppliers	—	—	—	—	1,577	—
	Other liabilities	—	397	—	—	—	—
	Service provision revenues	—	—	4,916	—	—	—
	Other revenues	—	—	—	—	—	4,154
	Other expenses	—	—	—	—	—	(6,300)
	Expenditure on energy purchased	—	—	(123,710)	—	—	—
	Fees for use of electricity network	—	—	(11,501)	—	—	(7,719)

		1,612	397	(130,295)	1,720	1,577	(9,865)

EAPSA — Energética Águas da Pedra S.A.	Customers	317	—	—	190	—	—
	Dividends / JCP receivable	4,675	—	—	4,743	—	—
	Other assets	193	—	—	—	—	—
	Revenue from use of electricity network	—	—	2,124	—	—	197

		5,185	—	2,124	4,933	—	197

Sete Gameleiras	Dividends / JCP receivable	1,290	—	—	293	—	—
	Service provision revenues	—	—	—	—	—	—

		1,290	—	—	293	—	—

S. Pedro do Lago	Dividends / JCP receivable	1,290	—	—	341	—	—
	Service provision revenues	—	—	—	—	—	341

		1,290	—	—	341	—	341

Pedra Branca	Dividends / JCP receivable	2,035	—	—	757	—	—

		2,035	—	—	757	—	—

Brasventos Miassaba	Customers	177	—	—	89	—	—
	Dividends / JCP receivable	1,312	—	—	—	—	—
	Revenues from use of electricity network	—	—	2,045	—	—	1,415

		1,489	—	2,045	—	—	1,415

Brasventos Eolo	Customers	151	—	—	—	—	—
	Revenues from use of electricity network	—	—	1,747	—	—	666
	Other revenues	—	—	—	—	—	540

		151	—	1,747	—	—	1,206

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Enerpeixe	Customers	590	—	—	285	—	—
	Dividends / JCP receivable	15,878	—	—	26,446	—	—
	Service provision revenues	—	—	—	—	—	379
	Revenues from use of electricity network	—	—	4,053	—	—	2,475

		16,468	—	4,053	26,731	—	2,854

Transleste	Dividends / JCP receivable	1,250	—	—	282	—	—
	Suppliers	—	122	—	—	179	—
	Fees for use of electricity network	—	—	(1,376)	—	—	(1,544)

		1,250	122	(1,376)	282	179	(1,544)

Transudeste	Dividends / JCP receivable	979	—	—	1,256	—	—
	Suppliers	—	—	—	—	111	—
	Service provision revenues	—	—	180	—	—	169
	Other Revenues	—	—	193	—	—	182
	Fees for use of electricity network	—	—	(854)	—	—	(976)

		979	—	(481)	1,256	111	(625)

Transirape	Dividends / JCP receivable	1,413	—	—	678	—	—
	Suppliers	—	—	—	—	111	—
	Fees for use of electricity network	—	—	(851)	—	—	(885)

		1,413	—	(851)	678	111	(885)

Centroeste	Dividends / JCP receivable	1,154	—	—	—	—	—
	Suppliers	—	—	—	—	—	—
	Service provision revenues	—	—	855	—	—	894
	Other revenues	—	—	103	—	—	—
	Fees for use of electricity network	—	—	(578)	—	—	(672)

		1,154	—	380	—	—	222

Baguari	Advance for future capital increase	315	—	—	316	—	—
	Revenues from use of electricity network	—	—	348	—	—	212

		315	—	348	316	—	212

Retiro Baixo	Dividends / JCP receivable	2,535	—	—	2,107	—	—
	Advance for future capital increase	1,225	—	—	1,225	—	—

		3,760	—	—	3,332	—	—

Serra Facão Energia	Other accounts Receivable	101	—	—	—	—	—
	Service provision revenues	—	—	190	—	—	142
	Revenue from energy sales	—	—	2,901	—	—	—
	Other expenses	—	—	—	—	—	(20)

		101	—	3,091	—	—	122

Chapecoense	Other Accounts receivable	740	—	—	740	—	—
	Dividends / JCP receivable	25,674	—	—	24,625	—	—

		26,414	—	—	25,365	—	—

Transenergia Renovável	Dividends / JCP receivable	6,851	—	—	14,762	—	—
	Fees for use of electricity network	—	—	(644)	—	—	(723)
	Other Expenses	—	—	(43,686)	—	—	—

		6,851	—	(44,330)	14,762	—	(723)

MGE Transmissão	Other accounts receivable	—	—	—	161	—	—
	Dividends / JCP receivable	7,576	—	—	6,547	—	—
	Suppliers	—	—	—	—	113	—
	Service provision revenues	—	—	—	—	—	1,679
	Other revenues	—	—	194	—	—	183
	Fees for use of electricity network	—	—	(1,176)	—	—	(1,393)
	Other expenses	—	—	(161)	—	—	—

		7,576	—	(1,143)	6,724	113	469

Goiás Transmissão	Other accounts receivable	—	—	—	254	—	—
	Dividends / JCP receivable	22,030	—	—	17,936	—	—
	Suppliers	—	138	—	—	192	—
	Service provision revenues	—	—	—	—	—	3,258
	Fees for use of electricity network	—	—	(1,963)	—	—	(2,340)
	Other expenses	—	—	(54,640)	—	—	—

		22,030	138	(56,603)	18,190	192	918

Trans. São Paulo	Dividends / JCP receivable	848	—	—	2,557	—	—
	Suppliers	—	—	—	—	—	—
	Service provision revenues	—	—	—	—	—	1,701
	Other revenues	—	—	—	—	—	198
	Fees for use of electricity network	—	—	(305)	—	—	(336)

		848	—	(305)	2,557	—	1,563

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Caldas Novas	Dividends / JCP receivable	3,626	—	—	1,038	—	—
	Service provision revenues	—	—	721	—	—	891
	Other revenues	—	—	187	—	—	175
	Fees for use of electricity network	—	—	—	—	—	—

		3,626	—	908	1,038	—	1,066

IE Garanhuns	Dividends / JCP receivable	—	—	—	9,891	—	—
	Suppliers	—	—	—	—	529	—
	Service provision revenue	—	—	482	—	—	445

		—	—	482	9,891	529	445

Luziânia Niquelândia Transmissora	Service provision revenues	—	—	361	—	—	616
	Fees for use of electricity network	—	—	(154)	—	—	(197)

		—	—	207	—	—	419

TSLE - Transmissora Sul Litorânea de Energia S.A.	Advance for future capital increase	—	—	—	87,394	—	—
	Service provision revenues	—	—	980	—	—	812
	Fees for use of electricity network	—	—	(106)	—	—	(131)

		—	—	874	87,394	—	681

Norte Energia (Belo Monte)	Customers	5,326	—	—	3,965	—	—
	Other assets	8,959	—	—	—	—	—
	Dividends / JCP receivable	3,954	—	—	—	—	—
	Other Liabilities	—	1,030	—	—	—	—
	Service Provision Revenue	—	—	69,073	—	—	—
	Other Expenses	—	—	11,639	—	—	—
	Revenue from use of electricity network	—	—	25,796	—	—	—
	Other revenues	—	—	—	—	—	57,119

		18,239	1,030	106,508	3,965	—	57,119

AETE	Other assets	190	—	—	191	—	—
	Suppliers	—	—	—	—	175	—
	Other liabilities	—	109	—	—	—	—
	Service Provision Revenue	—	—	2,544	—	—	2,533
	Financial Revenue	—	—	325	—	—	—
	Fees for use of electricity network	—	—	(1,793)	—	—	—
	Other Expenses	—	—	—	—	—	2,124

		190	109	1,076	191	175	4,657

Brasnorte	Other assets	—	—	—	855	—	—
	Suppliers	—	—	—	—	—	—
	Other Expenses	—	—	—	—	—	(1,177)
	Service provision revenue	—	—	159	—	—	—
	Fees for use of electricity network	—	—	(999)	—	—	—

		—	—	(840)	855	—	(1,177)

TME - Transmissora Matogrossense de Energia	Suppliers	—	—	—	—	239	—
	Other liabilities	—	179	—	—	—	—
	Service provision revenue	—	—	794	—	—	—
	Fees for use of electricity network	—	—	(2,084)	—	—	—

		—	179	(1,290)	—	239	—

Transnorte	Service provision revenue	—	—	681	—	—	—
	Other Expenses	—	—	—	—	—	(333)
	Fees for use of electricity network	—	—	(241)	—	—	—

		—	—	440	—	—	(333)

CTEEP	Loans and financing	111	—	—	154	—	—
	Dividends / JCP receivable	—	—	—	1,630	—	—
	Other assets	—	—	—	641	—	—
	Rights to Reimbursement (RBNI)	—	—	—	39,114	—	—

		111	—	—	41,539	—	—

EMAE	Dividends / JCP receivable	12,753	—	—	6,213	—	—
	Other expenses	—	—	—	—	—	(227)

		12,753	—	—	6,213	—	(227)

Triângulo Mineiro Trans. S.A.	Service provision revenues	—	—	—	—	—	198
	Other Expenses	—	—	(41,161)	—	—	—
	Fees for use of electricity network	—	—	(1,422)	—	—	—

		—	—	(42,583)	—	—	198

CEPEL	Operanting expenses	—	—	(3,376)	—	—	(12,670)

		—	—	(3,376)	—	—	(12,670)

Paranaíba Transmissora de Energia S.A.	Dividends / JCP receivable	7,093	—	—	—	—	—
	Advance for future capital increase	2,082	—	—	—	—	—
	Suppliers	—	405	—	—	—	—
	Service provision revenues	—	—	—	—	—	667
	Fees for use of electricity network	—	—	(3,479)	—	—	(527)

		9,175	405	(3,479)	—	—	140

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Fronteira Oeste (FOTE)	Other Accounts Receivable	—	—	—	1,822	—	—
	Advance for future capital increase	37,467	—	—	16,144	—	—
	Service provision revenues	—	—	596	—	—	777
		37,467	—	596	17,966	—	777

Vale do São Bartolomeu Transmissora de Energia S.A.	Other accounts receivable	337	—	—	389	—	—
	Service provision revenues	—	—	1,322	—	—	760
	Other revenues	—	—	307	—	—	515
	Fees for use of electricity network	—	—	(236)	—	—

		337	—	1,393	389	—	1,275

MATA DE SANTA GENEBRA	Dividends / JCP receivable	3,251	—	—	—	—	—

		3,251	—	—	—	—	—

Lagoa Azul Transmissora	Dividends / JCP receivable	249	—	—	—	—	—
	Service provision revenues	—	—	—	—	—	368
	Other revenues	—	—	—	—	—	106
	Fees for use of network	—	—	(153)	—	—	—

		249	—	(153)	—	—	474

Itaguaçu da Bahia Energias Renováveis	Advance for future capital increase	72,814	—	—	67,130	—	—
	Other Provisions	—	633	—	—	—

		72,814	633	—	67,130	—	—

Belo Monte Transmissora SPE S.A.	Other Accounts Receivable	553	—	—	553	—	—
	Suppliers	—	1,019	—	—	—	—
	Other Assets	—	—	—	584	—	—
	Service provision revenues	—	—	2,882	—	—	—
	Fees for use of electricity network	—	—	(1,019)	—	—	—
	Financial Expenses	—	—	(961)	—	—	(288)

		553	1,019	902	1,137	—	(288)

Itaipu	Loans and financing	8,699,591	—	—	10,770,787	—	—
	Dividends / JCP receivable	1,654	—	—	4,314	—	1,952
	Financial Expenses	—	—	(828,011)	—	—	(1,417,999)

		8,701,245	—	(828,011)	10,775,100	—	(1,416,047)

Santo Antônio Energia	Customers	33,525	—	—	12,289	—	—
	Other accounts receivable	682	—	—	748	—	—
	Service provision revenues	—	—	—	—	—	3,240
	Revenues from use of electricity network	—	—	116,086	—	—	60,653
	Financial revenue	—	—	—	—	—	26,747
	Revenue from the Sale of Electric Power	—	—	76,373	—	—	72,051
	Other Expenses	—	—	(211)	—	—	(723)

		34,207	—	192,248	13,037	—	161,968

Eletros	Contributions payable - sponsor	—	28,830	—	—	31,059	—
	Provisions	—	578,666	—	—	394,035	—
	Contributions of the sponsor	—	—	(34,265)	—	—	(33,156)
	Charges	—	—	(3,462)	—	—	(2,644)

		—	607,496	(37,726)	—	425,094	(35,800)

CEEE-GT	Rights to Reimbursement (RBNI)	—	—	—	15,039	—	—

		—	—	—	15,039	—	—

Energisa MT	Loans and financing	—	—	—	264,723	—	—
	Dividends / JCP receivable	3,039	—	—	396	—	—
	Revenue from Interest, Fees, and Charges	—	—	10,333	—	—	29,002

		3,039	—	10,333	265,119	—	29,002

CEMAR	Loans and financing	132,001	—	—	217,676	—	—
	Dividends / JCP receivable	30,962	—	—	25,506	—	—
	Revenue from Interest, Fees, and Charges	—	—	6,036	—	—	20,359

		162,963	—	6,036	243,182	—	20,359

Lajeado Energia	Dividends / JCP receivable	55,896	—	—	9,692	—	—

		55,896	—	—	9,692	—	—

CEB Lajeado	Dividends / JCP receivable	9,800	—	—	—	—	—
	Revenue from Interest, Fees, and Charges	—	—	—	—	—	672

		9,800	—	—	—	—	672

Paulista Lajeado	Dividends / JCP receivable	2,666	—	—	1,210	—	—

		2,666	—	—	1,210	—	—

CEEE-D	Loans and financing	20,222	—	—	24,368	—	—
	Revenue from Interest, Fees, and Charges	—	—	1,521	—	—	1,854

		20,222	—	1,521	24,368	—	1,854

CELG Geração e Transmissão - CELG GT	Rights to Reimbursement (RBNI)	—	—	—	6,809	—	—

		—	—	—	6,809	—	—

Foz do Chapecó	Customers	923	—	—	456	—	—
	Other accounts receivable	—	—	—	123	—	—
	Service provision revenues	—	—	197	—	—	258
	Revenues from use of electricity network	—	—	8,473	—	—	5,209

		923	—	8,670	579	—	5,467

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Tijoa Participações e Investimentos S.A.	Customers	1,023	—	—	385	—	—
	Service provision revenues	—	—	1,508	—	—	—
	Revenues from use of electricity network	—	—	8,036	—	—	4,319
	Other revenues	—	—	104	—	—	—

		1,023	—	9,648	385	—	4,319

CSE Centro de Soluções Estratégicas S.A.	Other accounts receivable	144	—	—	—	—	—
	Other revenues	—	—	144	—	—	—
	Service provision revenues	—	—	272	—	—	—

		144	—	416	—	—	—

Empresa de Energia São Manoel S.A.	Service provision revenues	—	—	3,052	—	—	5,874
	Other expenses	—	—	(277,832)	—	—	—

		—	—	(274,780)	—	—	5,874

Energia Olímpica S.A.	Dividends / JCP receivable	428	—	—	—	—	—

		428	—	—	—	—	—

Teles Pires Participações	Financial Expenses	—	—	—	—	—	(851)
	Other Expenses	—	—	156,027	—	—	—

		—	—	156,027	—	—	(851)

Cia Hidrel Teles Pires	Customers	6,972	—	—	4,560	—	—
	Suppliers	—	11,422	—	—	(531)	—
	Accounts payable	—	—	—	—	6,704	—
	Energy Purchased for Resale	—	111,578	—	—	7,685	(128,858)
	Revenue from the sale of electric power	—	—	5,205	—	—	—
	Financial Revenue	—	—		—	—	—
	Revenues from use of electricity network	—	—	—
	Other revenues	—	—	52,789	—	—	36,105

		6,972	123,000	57,994	4,560	13,858	(92,753)

Vamcruz Participações S.A.	Dividends / JCP receivable	1,382	—	—	—	—	—
	Advance for future capital increase	9,800	—	—	43,099	—	—

		11,182	—	—	43,099	—	—

Rei dos Ventos	Revenues from use of electricity network	—	—	700	—	—	—

		—	—	700	—	—	—

Rei dos Ventos 3 Geradora de Energia S.A.	Customers	156	—	—	—	—	—
	Dividends / JCP receivable	364	—	—	—	—	—
	Revenues from use of electricity network	—	—	1,096	—	—	685

		520	—	1,096	—	—	685

CHAPADA DO PIAUÍ I S.A.	Other assets	—	—	—	492	—	—

		—	—	—	492	—	—

Eólica Serra das Vacas Holding S.A.	Advance for future capital increase	—	—	—	9,442	—	—

		—	—	—	9,442	—	—

Chapada do Piauí II Holding S.A.	Advance for future capital increase	—	—	—	35,213	—	—

		—	—	—	35,213	—	—

Baraúnas II	Energy purchased for resale	—	—	(6,625)	—	—	—

		—	—	(6,625)	—	—	—

MUSSAMBÊ	Dividends / JCP receivable	143	—	—	143	—	—

		143	—	—	143	—	—

Brasil Ventos Energia S.A.	Advance for future capital increase	(4,797)		—	—	—	—

		(4,797)	—	—	—	—	—

Centrais Eolica Famosa I S.A.	Other Expenses	—	582	—	—	—	—

		—	582	—	—	—	—

Centrais Eolica Pau Brasil S.A.	Revenues from use of electricity network	—	—	328	—	—	—
	Other Expenses	—	—	(226)	—	—	—
	Other Revenues	—	—	388	—	—	—

		—	—	490	—	—	—

Centrais Eolica São Paulo S.A.	Revenues from use of electricity network	—	—	383	—	—	—
	Other Expenses	—	—	(143)	—	—	—
	Other Revenues	—	—	453	—	—	—

		—	—	693	—	—	—

Centrais Eolica Rosada S.A.	Revenues from use of electricity network	—	—	661	—	—	—
	Other Expenses	—	—	(515)	—	—	—
	Other Revenues	—	—	776	—	—	—

		—	—	922	—	—	—

		12/31/2017			12/31/2016

	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Punaú I Eólica S.A.	Other Expenses	—	—	(3,730)	—	—	—
	Other Revenues	—	—	679	—	—	—

		—	—	(3,051)	—	—	—

Carnaúba I Eólica S.A.	Other Expenses	—	—	(3,281)	—	—	—
	Other Revenues	—	—	622	—	—	—

		—	—	(2,659)	—	—	—

Carnaúba II Eólica S.A.	Other Expenses	—	—	(2,352)	—	—	—
	Other Revenues	—	—	509	—	—	—

		—	—	(1,843)	—	—	—

Carnaúba III Eólica S.A.	Other Expenses	—	—	(2,375)	—	—	—
	Other Revenues	—	—	452	—	—	—

		—	—	(1,923)	—	—	—

Carnaúba V Eólica S.A.	Other Expenses	—	—	(3,232)	—	—	—
	Other Revenues	—	—	679	—	—	—

		—	—	(2,553)	—	—	—

Cervantes I Eólica S.A.	Other Expenses	—	—	(2,386)	—	—	—
	Other Revenues	—	—	452	—	—	—

		—	—	(1,934)	—	—	—

Cervantes II Eólica S.A.	Other Expenses	—	—	(1,837)
	Other Revenues	—	—	339	—	—	—

		—	—	(1,498)	—	—	—

Bom Jesus Eólica S.A.	Other Expenses	—	—	(143)	—	—	—
	Other Revenues	—	—	509	—	—	—

		—	—	366	—	—	—

Cachoeira Eólica S.A.	Other Expenses	—	—	(469)	—	—	—
	Other Revenues	—	—	340	—	—	—

		—	—	(129)	—	—	—

Pitimbu Eólica S.A.	Other Expenses	—	—	(889)	—	—	—
	Other Revenues	—	—	509	—	—	—

		—	—	(380)	—	—	—

São Caetano Eólica S.A.	Other Expenses	—	—	(227)	—	—	—
	Other Revenues	—	—	713	—	—	—

		—	—	486	—	—	—

São Caetano I Eólica S.A.	Other Expenses	—	—	(111)	—	—	—
	Other Revenues	—	—	509	—	—	—

		—	—	398	—	—	—

São Galvão Eólica S.A.	Other Expenses	—	—	(394)	—	—	—
	Other Revenues	—	—	623	—	—	—

		—	—	229	—	—	—

Banda de Couro	Energy purchased for resale	—	—	(8,102)	—	—	—

		—	—	(8,102)	—	—	—

Energia dos Ventos V	Advance for future capital increase	4,910	—	—	—	—	—
	Other Provisions	—	12,996	—	—	—	—

		4,910	12,996	—	—	—	—

Energia dos Ventos VI	Advance for future capital increase	7,249	—	—	—	—	—
	Other Provisions	—	17,936	—	—	—	—

		7,249	17,936	—	—	—	—

Energia dos Ventos VII	Advance for future capital increase	7,249	—	—	—	—	—
	Other Provisions	—	18,201	—	—	—	—

		7,249	18,201	—	—	—	—

Energia dos Ventos VIII	Advance for future capital increase	4,910	—	—	—	—	—
	Other Provisions	—	12,680	—	—	—	—

		4,910	12,680	—	—	—	—

Energia dos Ventos IX	Advance for future capital increase	4,910	—	—	—	—	—
	Other Provisions	—	12,929	—	—	—	—

		4,910	12,929	—	—	—	—